INTANGIBLE ASSETS - Schedule of Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Goodwill [Line Items]
Goodwill	£ 1,199	£ 1,199
Cost
Disclosure Of Goodwill [Line Items]
Goodwill	1,269	1,269
Accumulated impairment
Disclosure Of Goodwill [Line Items]
Goodwill	£ (70)	£ (70)